Investments - Teekay Tankers - Ship - to - Ship Transfer Business - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) vessel $ / shares shares	Aug. 31, 2014 shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Nov. 30, 2013 vessel
Net Investment Income [Line Items]
Number of vessels | vessel							5
Joint venture ownership percentage				100.00%	17.62%
Equity income				$ 85,639	$ 102,871	$ 128,114
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Purchase price of acquisition	$ 47,300
Number of vessels | vessel	6
Increase in goodwill			$ 8,100
Decrease in intangible assets			$ 8,400
Joint venture ownership percentage						50.00%
Equity income					$ 8,700
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member] | Class B [Member]
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares		6.5			6.5
Ship-to-Ship Transfer Business (SPT) [Member] | Working Capital [Member] | Class B [Member]
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares	6.5
Ship-to-Ship Transfer Business (SPT) [Member] | Working Capital [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Purchase price of acquisition	$ 1,800
Ship-to-Ship Transfer Business (SPT) [Member] | Working Capital [Member] | Teekay Tankers [Member] | Class B [Member]
Net Investment Income [Line Items]
Shares issued, price per share | $ / shares	$ 6.99
Aframax Tanker [Member] | Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Number of vessels | vessel	1